Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

March 21, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FIRST TRUST EXCHANGE-TRADED FUND ViiI (the “Trust”)

Ladies and Gentlemen:

On behalf of the above Trust, with respect to its series, First Trust TCW Opportunistic Fixed Income ETF and First Trust TCW Unconstrained Plus Bond ETF (the “Funds”), electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy statement will first be released to shareholders on or about April 10, 2025. Please call the undersigned at (312) 845-3446 (email: russell@chapman.com) with any questions or comments regarding this filing.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures